Marketable Securities - Schedule of Fair Value Marketable Securities By Type of Security (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Marketable Securities [Line Items]
Amortized Cost	$ 15,079	$ 57,650	$ 101,027
Unrealized Gains	32	49	4
Unrealized Losses			(45)
Fair Value	15,111	57,699	100,986
U.S. Government Agency Treasuries and Securities
Marketable Securities [Line Items]
Amortized Cost	15,079	57,650	101,027
Unrealized Gains	32	49	4
Unrealized Losses			(45)
Fair Value	$ 15,111	$ 57,699	$ 100,986